Summary of Significant Accounting Policies (Details Narrative) - USD ($)				3 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2022	Nov. 17, 2021	Jul. 21, 2020	May 31, 2022	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Mar. 02, 2022	Dec. 14, 2021
Product Information [Line Items]
Allowance for uncollectible accounts receivable	$ 705,384			$ 705,384	$ 705,384		$ 1,097,628	$ 518,031
Inventory	$ 1,065,777			$ 1,065,777	$ 1,065,777		1,066,721
Other receivable written off							$ 0	29,744
Contract lease term	12 months			12 months	12 months		12 months
Impairment charges on goodwill							$ 99,593
Acquisition deposits								$ 383,700
Debt rate		1.00%						10.00%		5.00%
Debt due date		May 17, 2022					Sep. 01, 2022
Other comprehensive income	$ 1,015,993			$ 1,015,993	$ 1,015,993		$ 991,077	$ 1,199,696
Debt conversion, converted instrument, shares issued			15,091		8,270,812	4,308,591
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage	40.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage				70.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage					50.00%
Share-Based Payment Arrangement, Option [Member]
Product Information [Line Items]
Potentially dilutive common stock options and warrants outstanding, shares					10,624,849	1,849,600	4,237,650	1,784,500
Novo Healthnet Kemptville Centre, Inc [Member]
Product Information [Line Items]
Equity method investment, ownership percentage	80.00%			80.00%	80.00%		80.00%
Novo Earth Therapeutics Inc [Member]
Product Information [Line Items]
Equity method investment, ownership percentage	70.00%			70.00%	70.00%		70.00%
Terrengenx [Member]
Product Information [Line Items]
Equity method investment, ownership percentage	91.00%			91.00%	91.00%
Canada Corp [Member]
Product Information [Line Items]
Equity method investment, ownership percentage	50.10%			50.10%	50.10%				50.10%